Lazard Multi-Asset Targeted Volatility Portfolio
Lazard Multi-Asset Targeted Volatility Portfolio
Investment Objective
The Portfolio seeks total return.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees Lazard Multi-Asset Targeted Volatility Portfolio	Institutional Shares	Open Shares
Maximum Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Lazard Multi-Asset Targeted Volatility Portfolio		Institutional Shares	Open Shares
Management Fees		0.85%	0.85%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.30%	0.35%
Total Annual Portfolio Operating Expenses		1.15%	1.45%
Fee Waiver and Expense Reimbursement	[2]	0.25%	0.25%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	0.90%	1.20%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through May 31, 2013, to the extent Total Annual Portfolio Operating Expenses exceed .90% and 1.20% of the average daily net assets of the Portfolio's Institutional Shares and Open Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds" and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the investment management agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Lazard Multi-Asset Targeted Volatility Portfolio (USD $)	1 Year	3 Years
Institutional Shares	92	341
Open Shares	122	434

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.

Principal Investment Strategies

The Investment Manager allocates the Portfolio’s assets among various U.S. and non-U.S. equity and fixed-income strategies managed by the Investment Manager in proportions consistent with the Investment Manager’s evaluation of various economic and other factors designed to estimate probabilities, including volatility. The Investment Manager will make allocation decisions among the strategies based on quantitative and qualitative analysis using a number of different tools, including proprietary software models and input from the Investment Manager’s research analysts.

A principal component of the Investment Manager’s investment process for the Portfolio is volatility management. The Investment Manager generally will seek to achieve, over a full market cycle, a level of volatility in the Portfolio’s performance of approximately 10%. Volatility, a risk measurement, measures the magnitude of up and down fluctuations in the value of a financial instrument or index over time.

Initially the Investment Manager expects to allocate the Portfolio’s assets among the Investment Manager’s quantitative equity, U.S. equity concentrated and U.S. core fixed-income strategies. The quantitative equity strategy emphasizes the creation of a low volatility equity portfolio that is expected to meet or exceed index returns while realizing lower risk as measured by the standard deviation of total returns; the strategy generally invests in U.S. and non-U.S. equity securities of companies across all economic sectors without adherence to any market capitalization benchmark. The U.S. equity concentrated strategy consists of listed U.S. equity securities (typically 15 to 35), typically with market capitalizations over $350 million, which the Investment Manager believes are financially productive and which are selected through fundamental analysis and accounting validation. The U.S. core fixed-income strategy consists of fixed-income securities of listed U.S. companies selected by the Investment Manager utilizing bottom up and top down analysis.

The Portfolio may invest in equity securities of U.S. and non-U.S. companies, U.S. and non-U.S. debt securities, currencies and related instruments and structured notes.

The Portfolio also may invest in common stock of exchange-traded open-end management investment companies and similar products, which generally pursue a passive index-based strategy (commonly known as ETFs).

The Portfolio may invest in securities of any size or market capitalization. The Portfolio is not limited to securities of any particular quality or investment grade and, as a result, the Portfolio may invest significantly in securities rated below investment grade (“junk bonds”) or securities that are unrated. Additionally, the Portfolio is not restricted to investments in debt securities of any particular maturity or duration.

The Portfolio may, but is not required to, enter into futures contracts, swap agreements and forward contracts, and may write put and covered call options on securities, indexes and currencies, for hedging purposes.

Principal Investment Risks

The Portfolio’s ability to achieve its investment objective depends in part on the Investment Manager’s skill in determining the Portfolio’s allocation among investment strategies. The Investment Manager’s evaluations and assumptions underlying its allocation decisions may differ from actual market conditions. While the Investment Manager generally will seek to achieve, over a full market cycle, the level of volatility in the Portfolio’s performance as described above, there can be no guarantee that this will be achieved; actual or realized volatility for any particular period may be materially higher or lower depending on market conditions. In addition, the Investment Manager’s efforts to manage the Portfolio’s volatility can be expected, in a period of generally positive equity market returns, to reduce the Portfolio’s performance below what could be achieved without seeking to manage volatility and, thus, the Portfolio would generally be expected to underperform market indices that do not seek to achieve a specified level of volatility. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value, such as investor perception.

Non-U.S. securities carry special risks, such as exposure to less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. In addition, investments denominated in currencies other than U.S. dollars carry the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held in the Portfolio.

While fixed-income securities are designed to produce a stable stream of income, their prices move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. The Portfolio’s investments in lower-rated, higher-yielding securities are subject to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering the Portfolio’s share price.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and, during a time of declining interest rates, the Portfolio may have to reinvest the proceeds in an investment offering a lower yield (and the Portfolio may not benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Shares of ETFs in which the Portfolio invests may trade at prices that vary from their NAVs, sometimes significantly. The shares of ETFs may trade at prices at, below or above their most recent NAV.

Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Structured notes are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured notes can have risks of both debt securities and derivative transactions.

Derivatives transactions, including those entered into for hedging purposes such as those in which the Portfolio may engage, may reduce returns or increase volatility, perhaps substantially. Swap agreements, forward currency contracts, over-the-counter options on currencies and structured notes are subject to the risk of default by the counterparty and can be illiquid. These derivatives transactions, as well as exchange-traded options and futures contracts, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related security, index or currency. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Whether or not the Portfolio engages in currency derivatives transactions, the Portfolio may experience a decline in the value of its portfolio securities, in U.S. dollar terms, due solely to fluctuations in currency exchange rates.

Performance Bar Chart and Table

Because the Portfolio has not commenced investment operations prior to the date of this Prospectus, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance. After the Portfolio commences investment operations, performance information will be available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.